Osterweis Strategic Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 67.4%	Par	Value
Automobile Components - 3.0%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (a)	$ 14,650,000	$ 14,895,197
7.50%, 02/15/2033 (a)	36,000,000	37,157,231
American Axle & Manufacturing, Inc.
6.88%, 07/01/2028	13,762,000	13,853,608
7.75%, 10/15/2033 (a)	34,750,000	34,339,089
Dorman Products, Inc., 6.25%, 06/15/2034 (a)	2,500,000	2,531,250
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	38,082,000	36,813,664
5.25%, 04/30/2031	10,000,000	9,032,371
8.88%, 07/15/2032	26,300,000	26,526,037
		175,148,447

Automobiles - 1.0%
Ford Motor Co., 9.63%, 04/22/2030	9,000,000	10,211,029
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	7,541,000	7,524,926
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (a)	33,400,000	33,109,570
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	10,000,000	9,499,137
		60,344,662

Banks - 0.3%
Bancorp, Inc., 7.38%, 09/01/2030	19,500,000	20,019,310

Beverages - 0.4%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (a)	25,728,000	25,130,176

Building Products - 1.8%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (a)	38,991,000	39,665,544
5.38%, 03/01/2034 (a)	3,500,000	3,428,634
Griffon Corp., 5.75%, 03/01/2028	60,288,000	60,325,800
		103,419,978

Chemicals - 1.2%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	31,700,000	30,471,625
12.00%, 02/15/2031 (a)	19,750,000	20,462,778
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029 (a)	17,500,000	16,448,775
		67,383,178

Commercial Services & Supplies - 2.5%
Deluxe Corp.
8.00%, 06/01/2029 (a)	33,721,000	33,991,611
8.13%, 09/15/2029 (a)	23,450,000	24,308,317
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034 (a)	18,500,000	18,117,266
Pitney Bowes, Inc., 7.25%, 03/15/2029 (a)	64,645,000	65,597,609
		142,014,803

Computers & Peripherals - 1.2%
CPI CG, Inc., 10.00%, 07/15/2029 (a)	50,251,000	52,889,931
Xerox Corp., 10.25%, 10/15/2030 (a)	15,000,000	13,275,000

		66,164,931

Construction & Engineering - 3.8%
APi Group DE, Inc., 4.13%, 07/15/2029 (a)	26,650,000	25,577,639
Global Infrastructure Solutions, Inc.
5.63%, 06/01/2029 (a)	51,157,000	51,153,173
6.38%, 07/15/2034 (a)	7,000,000	7,041,139
Granite Construction, Inc., 6.38%, 06/15/2034 (a)	1,750,000	1,783,862
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (a)	46,500,000	46,366,173
Tutor Perini Corp.
11.88%, 04/30/2029 (a)	34,417,000	37,512,912
6.63%, 07/15/2033 (a)	49,500,000	49,857,885
		219,292,783

Consumer Finance - 3.1%
Atlanticus Holdings Corp., 9.75%, 09/01/2030 (a)	29,500,000	29,880,668
Enova International, Inc.
11.25%, 12/15/2028 (a)	11,750,000	12,390,681
9.13%, 08/01/2029 (a)	51,950,000	54,407,495
EZCORP, Inc., 7.38%, 04/01/2032 (a)	23,500,000	24,692,225
FirstCash, Inc.
4.63%, 09/01/2028 (a)	15,000,000	14,756,720
5.63%, 01/01/2030 (a)	19,500,000	19,400,105
6.88%, 03/01/2032 (a)	24,500,000	25,208,344
		180,736,238

Consumer Staples Distribution & Retail - 3.7%
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (a)	54,580,000	51,765,806
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.
9.00%, 02/15/2029 (a)	62,750,000	65,768,830
7.13%, 04/30/2033 (a)	6,750,000	6,879,884
Performance Food Group, Inc., 5.63%, 03/01/2034 (a)	14,500,000	14,241,915
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	52,027,000	52,072,003
US Foods, Inc., 4.75%, 02/15/2029 (a)	23,384,000	23,095,329
		213,823,767

Containers & Packaging - 1.1%
Canpack Group, Inc. / CANPACK SA, 6.00%, 05/15/2031 (a)	9,500,000	9,560,287
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	22,010,000	22,016,308
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (a)	2,000,000	1,979,041
9.50%, 06/01/2033 (a)	29,606,000	30,349,894
		63,905,530

Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029 (a)	7,800,000	7,488,217

Energy Equipment & Services - 1.2%
HMH Holding BV, 7.88%, 12/17/2028 (a)	27,200,000	27,846,640
Tidewater, Inc., 9.13%, 07/15/2030 (a)	37,875,000	40,603,477
		68,450,117

Entertainment - 1.1%
Banijay Entertainment SAS, 8.13%, 05/01/2029 (a)	59,944,000	61,483,722

Financial Services - 2.5%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	25,489,000	25,198,985

HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031 (a)(b)	21,807,000	13,683,631
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 7.75%, 05/15/2031 (a)	39,400,000	39,120,540
United Wholesale Mortgage LLC
5.75%, 06/15/2027 (a)	13,943,000	13,814,544
5.50%, 04/15/2029 (a)	42,195,000	39,279,848
UWM Holdings LLC, 6.25%, 03/15/2031 (a)	12,500,000	11,157,085
		142,254,633

Food Products - 0.8%
Chobani LLC / Chobani Finance Corp., Inc., 6.38%, 04/15/2034 (a)	4,500,000	4,570,072
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	43,604,000	42,149,471
		46,719,543

Ground Transportation - 0.7%
RXO, Inc., 6.38%, 05/15/2031 (a)	38,000,000	38,609,672

Health Care Providers & Services - 2.0%
Accendra Health, Inc.
9.00%, 06/15/2032 (a)	39,489,194	36,786,948
9.75%, 06/15/2033 (a)	31,176,760	21,342,506
AMN Healthcare, Inc., 6.50%, 01/15/2031 (a)	56,050,000	56,420,603
		114,550,057

Hotels, Restaurants & Leisure - 2.1%
Travel + Leisure Co.
6.00%, 04/01/2027 (c)	46,723,000	46,814,624
6.25%, 06/01/2031 (a)	35,000,000	35,238,887
Viking Cruises Ltd., 7.00%, 02/15/2029 (a)	41,342,000	41,504,929
		123,558,440

Household Durables - 4.1%
Adams Homes, Inc., 9.25%, 10/15/2028 (a)	40,389,000	41,754,512
Empire Communities Corp., 9.75%, 05/01/2029 (a)	48,250,000	49,964,419
Installed Building Products, Inc., 5.63%, 02/01/2034 (a)	13,700,000	13,522,770
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031 (a)	52,400,000	54,110,179
Risewell Homes, Inc.
9.25%, 10/01/2029 (a)	52,500,000	54,365,902
8.50%, 11/01/2030 (a)	14,750,000	15,124,502
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	7,750,000	8,096,487
		236,938,771

Industrial Power & Renewable Electricity Products - 1.3%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	6,500,000	6,509,860
5.00%, 07/31/2027 (a)	17,150,000	17,144,554
7.75%, 10/15/2031 (a)	47,666,000	49,893,223
		73,547,637

IT Services - 1.4%
Unisys Corp., 10.63%, 01/15/2031 (a)	85,000,000	80,043,914

Life Sciences Tools & Services - 0.3%
IQVIA, Inc., 5.00%, 10/15/2026 (a)	14,500,000	14,499,787

Machinery - 2.2%
Enpro, Inc., 6.13%, 06/01/2033 (a)	33,604,000	34,128,189
Manitowoc Co., Inc., 9.25%, 10/01/2031 (a)	34,500,000	37,131,970

Wabash National Corp., 4.50%, 10/15/2028 (a)	56,550,000	52,573,524
		123,833,683

Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (a)	4,584,000	4,577,043
5.00%, 02/01/2028 (a)	44,475,000	43,940,789
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	4,269,000	4,266,191
		52,784,023

Metals & Mining - 4.8%
Century Aluminum Co., 6.88%, 08/01/2032 (a)	27,500,000	28,301,570
Champion Iron Canada, Inc., 7.88%, 07/15/2032 (a)	51,750,000	53,604,410
Coeur Mining, Inc., 5.13%, 02/15/2029 (a)	66,150,000	65,642,735
Commercial Metals Co., 5.75%, 11/15/2033 (a)	6,750,000	6,713,410
IAMGOLD Corp., 5.75%, 10/15/2028 (a)	56,727,000	56,586,517
Perenti Finance Pty Ltd., 7.50%, 04/26/2029 (a)	12,000,000	12,364,261
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	55,986,000	52,998,565
		276,211,468

Mortgage Real Estate Investment Trusts - REITS - 0.5%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	26,000,000	26,962,936

Oil, Gas & Consumable Fuels - 4.8%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
9.75%, 07/15/2028 (a)	35,000,000	35,905,625
9.75%, 07/15/2028 (a)	29,232,000	29,988,378
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	11,900,000	12,458,086
6.75%, 03/15/2034	9,500,000	9,433,239
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033 (a)	18,700,000	18,935,470
Neo Next+ Energy Consolidated Holdings Ltd., 6.63%, 06/11/2031 (a)	39,400,000	38,815,275
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (a)	38,780,000	40,114,265
Serica Energy PLC, 7.88%, 05/12/2031	20,400,000	20,569,604
SM Energy Co.
8.75%, 07/01/2031 (a)	29,500,000	30,827,441
6.63%, 04/15/2034 (a)	24,750,000	24,386,437
Sunoco LP, 5.38%, 07/15/2031 (a)	14,750,000	14,557,647
		275,991,467

Passenger Airlines - 3.8%
Air Canada 2020-1 Class C Pass Through Trust, Series 2020-1, 10.50%, 07/15/2026 (a)	49,524,000	49,540,803
Allegiant Travel Co., 7.13%, 07/01/2031 (a)	44,250,000	44,823,710
American Airlines, Inc., 7.25%, 02/15/2028 (a)	51,307,000	51,974,094
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	22,500,000	22,557,932
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)	54,650,000	49,572,015
		218,468,554

Pharmaceuticals - 0.6%
Harrow, Inc., 8.63%, 09/15/2030 (a)	31,894,000	32,340,507

Professional Services - 2.0%
CACI International, Inc., 6.38%, 06/15/2033 (a)	11,500,000	11,670,465
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	84,500,000	71,326,289
KBR, Inc., 4.75%, 09/30/2028 (a)	29,780,000	29,424,275
		112,421,029

Software - 0.1%
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	3,825,000	3,732,296

Specialized REITs - 1.7%
Iron Mountain, Inc.
5.25%, 03/15/2028 (a)	20,000,000	19,986,376
7.00%, 02/15/2029 (a)	40,206,000	40,986,720
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	39,276,000	39,204,177
		100,177,273

Specialty Retail - 3.4%
Advance Auto Parts, Inc., 7.00%, 08/01/2030 (a)	46,040,000	47,245,005
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (a)	54,664,000	54,176,441
Sonic Automotive, Inc., 4.63%, 11/15/2029 (a)	34,500,000	33,870,999
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	60,525,000	60,037,247
		195,329,692

Textiles, Apparel & Luxury Goods - 1.0%
William Carter Co., 7.38%, 02/15/2031 (a)	57,800,000	59,789,245

Trading Companies & Distributors - 0.5%
Herc Holdings, Inc.
7.00%, 06/15/2030 (a)	20,050,000	20,742,727
5.75%, 03/15/2031 (a)	5,500,000	5,495,646
6.00%, 03/15/2034 (a)	3,500,000	3,479,494
		29,717,867

Transportation Infrastructure - 0.4%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028 (a)	25,600,000	24,320,000
TOTAL CORPORATE BONDS (Cost $3,895,742,617)		3,877,608,353

CONVERTIBLE BONDS - 4.8%	Par	Value
Broadline Retail - 0.1%
Etsy, Inc., 0.25%, 06/15/2028	7,750,000	7,092,025

Financial Services - 1.0%
Affirm Holdings, Inc., 0.00%, 11/15/2026 (d)	56,750,000	55,898,750

Hotel & Resort REITs - 0.7%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	40,050,000	39,773,655

Hotels, Restaurants & Leisure - 1.1%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	62,510,000	61,478,585

Interactive Media & Services - 0.5%
Ziff Davis, Inc., 1.75%, 11/01/2026	30,595,000	30,328,597

Professional Services - 0.3%
Upwork, Inc., 0.25%, 08/15/2026	14,680,000	14,569,896

Real Estate Management & Development - 0.6%
Redfin Corp., 0.50%, 04/01/2027	34,877,000	33,656,305

Software - 0.5%
Tyler Technologies, Inc., 0.50%, 07/15/2031 (a)	17,000,000	16,859,750

Workiva, Inc., 1.13%, 08/15/2026	12,936,000	12,871,967
		29,731,717
TOTAL CONVERTIBLE BONDS (Cost $272,187,025)		272,529,530

COMMON STOCKS - 0.7%	Shares	Value
Consumer Staples Distribution & Retail - 0.0% (e)
Southeastern Grocers, Inc. (b)(f)	4,649,942	465
Tops Securities Litigation Trust (b)(f)	61,582,000	46,248
		46,713

Metals & Mining - 0.7%
Real Alloy Equity (b)(f)	666	42,097,303
TOTAL COMMON STOCKS (Cost $40,968,994)		42,144,016

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 17.1%	Par	Value
Automobiles - 0.9%
Harley-Davidson Financial Services, Inc.
4.48%, 07/10/2026 (a)(g)	40,000,000	39,955,200
4.48%, 07/09/2026 (a)(g)	15,000,000	14,984,909

Beverages - 0.9%
Keurig Dr Pepper, Inc., 4.32%, 07/09/2026 (a)(g)	50,000,000	49,948,180

Broadline Retail - 0.9%
Dollarama, Inc., 4.17%, 07/30/2026 (a)(g)	50,000,000	49,825,415

Chemicals - 0.9%
Sherwin-Williams Co., 3.91%, 07/14/2026 (a)(g)	50,000,000	49,925,445

Consumer Finance - 0.8%
American Honda Finance Corp., 4.05%, 08/25/2026 (g)	50,000,000	49,681,420

Distributors - 0.8%
Genuine Parts Co., 4.55%, 07/20/2026 (a)(g)	45,500,000	45,389,012

Diversified Telecommunication Services - 1.1%
Bell Telephone Co. of Canada or Bell Canada
4.19%, 07/07/2026 (a)(g)	39,000,000	38,971,487
3.97%, 07/14/2026 (a)(g)	23,366,000	23,331,612

Electric Utilities - 0.2%
Brookfield Infrastructure Holdings Canada, Inc., 4.11%, 07/28/2026 (g)	11,000,000	10,964,605

Electrical Equipment - 0.9%
Eaton Capital ULC, 4.03%, 07/07/2026 (a)(g)	50,000,000	49,961,985

Electronic Equipment, Instruments & Components - 0.9%
Jabil, Inc., 4.33%, 08/17/2026 (a)(g)	50,000,000	49,713,465

Food Products - 0.8%
McCormick & Co., Inc./MD, 4.02%, 07/13/2026 (a)(g)	45,000,000	44,936,280

Ground Transportation - 0.7%
Penske Truck Leasing Co. LP, 4.09%, 08/28/2026 (g)	24,000,000	23,833,306

Ryder System, Inc., 3.96%, 07/10/2026 (g)	20,000,000		19,978,198
			43,811,504

Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp., 4.02%, 07/06/2026 (a)(g)	50,000,000		49,967,475
Stryker Corp., 3.99%, 08/03/2026 (a)(g)	42,400,000		42,248,925
			92,216,400

Health Care Providers & Services - 0.9%
HCA, Inc., 4.25%, 07/08/2026 (a)(g)	50,000,000		49,953,730

Household Products - 0.5%
Clorox Co., 4.05%, 08/31/2026 (a)(g)	30,000,000		29,791,128

Industrial Power & Renewable Electricity Products - 1.5%
Brookfield BRP Holdings Canada, Inc., 4.09%, 07/14/2026 (g)	40,000,000		39,938,656
Constellation Energy Generation LLC, 4.13%, 07/01/2026 (a)(g)	50,000,000		49,993,860
			89,932,516

Multi-Utilities - 0.9%
Sempra, 4.11%, 07/08/2026 (a)(g)	50,000,000		49,956,490

Pharmaceuticals - 0.9%
Haleon UK Capital PLC, 4.12%, 07/02/2026 (a)(g)	50,000,000		49,988,985

Specialized REITs - 0.6%
Extra Space Storage LP, 3.96%, 07/08/2026 (a)(g)	35,000,000		34,969,532

Specialty Retail - 0.4%
O'Reilly Automotive, Inc., 4.04%, 07/17/2026 (a)(g)	25,000,000		24,953,533
TOTAL COMMERCIAL PAPER (Cost $983,257,959)			983,162,833

MONEY MARKET FUNDS - 9.9%	Shares		Value
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.52% (h)	194,304,396		194,304,396
First American US Treasury Money Market Fund - Class X, 3.57% (h)	182,874,726		182,874,726
MSILF Treasury Securities Portfolio - Institutional Class, 3.51% (h)	194,304,397		194,304,397
TOTAL MONEY MARKET FUNDS (Cost $571,483,519)			571,483,519

TOTAL INVESTMENTS - 99.9% (Cost $5,763,640,114)			5,746,928,251
Other Assets in Excess of Liabilities - 0.1%		0.00058	3,322,247
TOTAL NET ASSETS - 100.0%			$ 5,750,250,498

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $4,437,636,145 or 77.2% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $55,827,647 or 1.0% of net assets as of June 30, 2026.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	The rate shown is the annualized yield as of June 30, 2026.
(h)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Osterweis Strategic Income Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 3,863,924,722	$ 13,683,631	$ 3,877,608,353
Convertible Bonds	–	272,529,530	–	272,529,530
Common Stocks	–	–	42,144,016	42,144,016
Commercial Paper	–	983,162,833	–	983,162,833
Money Market Funds	571,483,519	–	–	571,483,519
Total Investments	$ 571,483,519	$ 5,119,617,085	$ 55,827,647	$ 5,746,928,251

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2026	$ 55,427,532
Change in unrealized appreciation/depreciation	400,115
Amortization/(Accretion)	0
Ending balance as of June 30, 2026	$ 55,827,647
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ 400,115
0

Description	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Corporate Bonds	$ 13,683,631	Discounted Cash Flow	Adjustment to yield	300 bps
Common Stocks	42,144,016	Market Data	Last Trade Price	$63,250.00
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.0001
		Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514
	$ 55,827,647